SHARE-BASED PAYMENTS - Share option plan changes (Details) Options in Thousands		12 Months Ended
	Feb. 23, 2022 $ / shares	Dec. 31, 2023 Options $ / shares $ / shares	Dec. 31, 2023 Options $ / shares	Dec. 31, 2022 Options $ / shares $ / shares	Dec. 31, 2022 Options $ / shares
Share-based payment transaction
Exercisable at end of period | Options		859	859
Weighted average share price at the date of exercise | $ / shares	$ 7.01	$ 4.88		$ 4.41
Share option
Share-based payment transaction
Balance at January 1 | Options		7,186	7,186	3,764	3,764
Issued on acquisition of Great Bear | Options				9,880	9,880
Exercised | Options		(6,327)	(6,327)	(6,368)	(6,368)
Expired | Options				(90)	(90)
Outstanding at end of period | Options		859	859	7,186	7,186
Exercisable at end of period | Options		859	859	7,186	7,186
Balance at January 1 | $ / shares			$ 2.84		$ 4.47
Issued on acquisition of Great Bear | $ / shares					1.93
Exercised | $ / shares			2.59		2.36
Expired | $ / shares					4.69
Outstanding at end of period | $ / shares			4.68		2.84
Exercisable at end of period | $ / shares		$ 4.68	4.68	$ 2.84	2.84
Weighted average share price at the date of exercise | (per share)		$ 4.88	$ 5.61	$ 4.41	$ 6.89